Income Taxes - Components and reconciliation of the income tax expense (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Income Taxes
Current income tax expenses or benefits	$ 0	¥ 0	¥ 0	¥ 0
Deferred income tax expenses or benefits	0	0	0	0
Reconciliations of the income tax expenses
Loss before income tax expenses	$ (1,000,834)	¥ (6,967,603)	¥ (10,217,125)	¥ (525,115)
PRC statutory tax rate (in percent)	25.00%	25.00%	25.00%	25.00%
Income tax benefits at PRC statutory tax rate	$ (250,208)	¥ (1,741,901)	¥ (2,554,281)	¥ (131,279)
International tax rate differential	105,580	735,028	1,779,100	27,074
Preferential tax rate	51,538	358,796	197,828
Non-deductible expenses	(859)	(5,980)	36,726	6,890
Non-taxable income	(8,784)	(61,151)	(20,973)	(11,962)
Loss not recognized				22,747
Deferred tax items tax rate differential	(81,930)	(570,382)	(34,236)
Additional deduction of research and development expenses	(9,714)	(67,628)	(22,672)
Change in valuation allowance	$ 194,377	¥ 1,353,218	¥ 618,508	¥ 86,530